Description of Business Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Business Segment Information	Segment Reporting
In the fourth quarter of 2024, we realigned our internal operating and management structure to streamline our supply chain and improve the efficiency of our corporate and regional overhead cost structures. As a result of this realignment, our operating segments were aggregated into three reportable segments defined by geographic regions and product groupings: North America, International Personal Care and International Family Care and Professional. Further, our measure of segment profitability was changed to include the effects of changes in exchange rates on monetary assets and liabilities for subsidiaries where we have adopted highly inflationary accounting.
Subsequently during 2025, our reportable segments were impacted by the following changes, which are reflected in all periods presented:
IFP Transaction
As a result of the IFP Transaction discussed in Notes 1 and 3, the results of operations and applicable assets and liabilities of the IFP Business are reported as discontinued operations in the Company's Consolidated Financial Statements and are excluded from segment results for all periods presented. This includes certain costs that were previously allocated to the IPC segment that relate to assets or activities that are part of the IFP Transaction. These costs have been removed from the results of the IPC segment and are reported as discontinued operations.
Additionally, certain operations and commercial activities of the former IFP segment retained by K-C are now reported in the NA and IPC segments.
Corporate and Other
Corporate and Other was updated for all periods presented to include the following:
•Operations of the former IFP segment that were divested prior to the IFP Transaction and therefore not reported as discontinued operations.
•Costs previously allocated to the former IFP segment that are not directly attributable to the operations included in the IFP Transaction and therefore are not reported as discontinued operations.
The Company's continuing operations are now organized into two reportable segments defined by geographic region: North America and International Personal Care. The reportable segments were determined in accordance with how our Chief Executive Officer, who is our chief operating decision maker ("CODM"), develops and executes global strategies to drive growth and profitability. These strategies include global plans for branding and product positioning, technology, research and development programs, cost reductions including supply chain management, and capacity and capital investments for each of these businesses. The primary measure of segment profitability utilized by our CODM is segment operating profit. Our CODM uses this measure to assess the operating results and performance of our segments, perform analytical comparisons to budget and allocate resources to each segment. Segment operating profit excludes Corporate & Other, which primarily encompasses certain unallocated general corporate expenses, impairment charges, one-time (gains) or losses associated with acquisitions and divestitures, costs related to our reorganization activities that are not associated with the ongoing operations of the segments, certain operations of the former IFP segment that were divested prior to the IFP Transaction, and costs previously allocated to the former IFP segment that aren't reported as discontinued operations. Our CODM does not use assets by segment to evaluate performance or allocate resources. Therefore, we do not disclose assets by segment.
The principal sources of revenue in each segment are described below:
•North America consists of products encompassing each of our five global daily-need categories across consumer and professional channels including disposable diapers, training and youth pants, swimpants, baby wipes, feminine and incontinence care products, reusable underwear, facial and bathroom tissue, paper towels, napkins, wipers, tissue, towels, soaps and sanitizers and other related products. These products are sold under the Huggies, Pull-Ups, GoodNites, Kotex, Poise, Depend, Kleenex, Scott, Cottonelle, Viva, Wypall and other brand names.
•International Personal Care consists of three core categories — Baby & Child Care, Adult Care and Feminine Care, including disposable diapers, training and youth pants, swimpants, baby wipes, feminine and incontinence care products, reusable underwear and other related products. These products are sold under the Huggies, Kotex, Goodfeel, Intimus, Depend and other brand names.
The tables below present net sales and the significant expense categories that are included in Segment Operating Profit and regularly provided to our CODM:

	Year Ended December 31, 2024
	NA	IPC	Total
Segment Net Sales	$11,017	$5,743	$16,760
Corporate & Other			45
Total Net Sales			$16,805

Cost of Products Sold	$6,518	$3,755	$10,273
Advertising and Promotion Expense	806	416	1,222
Research, Selling and General Expense	1,151	733	1,884
Other (Income) and Expense, net(a)	—	13	13
Segment Operating Profit	$2,542	$826	$3,368
Corporate & Other			(668)
Total Operating Profit			$2,700

	Year Ended December 31, 2023
	NA	IPC	Total
Segment Net Sales	$10,996	$5,940	$16,936
Corporate & Other			210
Total Net Sales			$17,146

Cost of Products Sold	$6,608	$4,012	$10,620
Advertising and Promotion Expense	739	400	1,139
Research, Selling and General Expense	1,135	759	1,894
Other (Income) and Expense, net(a)	—	96	96
Segment Operating Profit	$2,514	$673	$3,187
Corporate & Other			(1,259)
Total Operating Profit			$1,928

	Year Ended December 31, 2022
	NA	IPC	Total
Segment Net Sales	$10,476	$6,109	$16,585
Corporate & Other			367
Total Net Sales			$16,952

Cost of Products Sold	$6,784	$4,276	$11,060
Advertising and Promotion Expense	608	349	957
Research, Selling and General Expense	968	762	1,730
Other (Income) and Expense, net(a)	—	14	14
Segment Operating Profit	$2,116	$708	$2,824
Corporate & Other			(515)
Total Operating Profit			$2,309
(a)Other (income) and expense, net primarily includes the effects of changes in exchange rates on monetary assets and liabilities for subsidiaries where we have adopted highly inflationary accounting.
Depreciation and amortization expense by segment was:

	Year Ended December 31
	2024	2023	2022
NA	$440	$430	$429
IPC	200	205	199
Total Segment Depreciation and Amortization	640	635	628
Corporate & Other	8	3	3
Total(a)	$648	$638	$631
(a)    Excludes discontinued operations. See Note 3 for depreciation and amortization of discontinued operations.
Capital spending by segment was:

	Year Ended December 31
	2024	2023	2022
NA	$443	$455	$502
IPC	157	196	236
Total Segment Capital Spending	600	651	738
Corporate & Other	5	15	4
Total(a)	$605	$666	$742
(a)    Excludes discontinued operations. See Note 3 for capital spending of discontinued operations.
Sales of Principal Products:

	Year Ended December 31
	2024	2023	2022
Baby and Child Care	$7,056	$7,054	$7,166
Family Care	3,928	4,024	3,991
Professional	2,152	2,385	2,285
Adult Care	1,864	1,809	1,730
Feminine Care	1,721	1,787	1,695
All Other	84	87	85
Total	$16,805	$17,146	$16,952
Net sales in the U.S. to third parties totaled $10.4 billion in 2024 and 2023 and $9.8 billion in 2022. No other individual country's net sales exceed 10% of net sales from continuing operations.
Net sales to Walmart Inc. as a percent of our net sales from continuing operations were approximately 16% in 2024 and 15% in 2023 and 2022. Net sales to Walmart Inc. were primarily in the NA segment.

Sales of Principal Products
Sales of Principal Products:

	Year Ended December 31
	2024	2023	2022
Baby and Child Care	$7,056	$7,054	$7,166
Family Care	3,928	4,024	3,991
Professional	2,152	2,385	2,285
Adult Care	1,864	1,809	1,730
Feminine Care	1,721	1,787	1,695
All Other	84	87	85
Total	$16,805	$17,146	$16,952